UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 1, 2019 to September 30, 2019

Commission File Number of issuing entity:  333-229836-01
Central Index Key Number of issuing entity:  0001784326

BMW VEHICLE OWNER TRUST 2019-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-229836
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

81-3675006
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2019-A is set forth in the Statement relating to the October 25, 2019 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2019-A for the distribution period commencing on August 1, 2019 and ending on September 30, 2019.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 11, 2019 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2019-A.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Owner Trust 2019-A on October 29, 2019 with respect to the distribution period commencing on August 1, 2019 and ending on September 30, 2019 are hereby incorporated by reference into this Form 10-D.

PART II — OTHER INFORMATION
Item 10.  Exhibits.

Exhibit 99.1	Statement relating to the October 25, 2019 distribution.

Exhibit 102
Asset Data File for the distribution period commencing on August 1, 2019 and ending on September 30, 2019 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2019-A with the Commission on October 29, 2019, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on August 1, 2019 and ending on September 30, 2019 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2019-A with the Commission on October 29, 2019, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 29, 2019

BMW VEHICLE OWNER TRUST 2019-A
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:  /s/ Stefan Kramer
       Name:    Stefan Kramer
       Title:        Vice President – Finance & CFO